ROYCE CAPITAL FUND
745 FIFTH AVENUE
NEW YORK, NEW YORK 10151

May 6, 2013

Document Control: Filing Desk
U.S. Securities and Exchange Commission
100 F Street NE
Washington, D. C. 20549

Re:	Royce Capital Fund File No. 333-01073

Gentlemen:

This letter is filed pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and is a certification that the prospectus and statement of additional information with respect to Royce Capital Fund does not differ from that which was filed electronically in the most recent post-effective amendment.

Sincerely,
/s/ John E. Denneen

John E. Denneen Secretary